Segment (Details)	12 Months Ended
Jun. 30, 2026 Segments
Segment [Abstract]
Description of CODM	Segment Reporting, an operating segment is a component of an enterprise that engages in business activities, whose operating results are regularly reviewed by the enterprise’s chief operating decision maker (“CODM”) to assess performance and allocate resources, and for which discrete financial information is available. The Company has identified its Chief Executive Officer as its CODM.
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer
Number of operating segment	1
Number of reportable segment	1